Cash Flow Statement - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Statement of cash flows [abstract]
Net profit		€ 3,237	€ 3,317
Taxation		1,102	1,315
Share of net profit of joint ventures/associates and other income from non-current investments and associates		(88)	(75)
Net finance costs		223	290
Operating profit		4,474	4,847
Depreciation, amortisation and impairment		983	763
Changes in working capital		(1,697)	(1,436)
Pensions and similar obligations less payments		(76)	(794)
Provisions less payments		(61)	68
Elimination of (profits)/losses on disposals		32	(299)
Non-cash charge for share-based compensation		115	158
Other adjustments	[1]	(283)
Cash flow from operating activities		3,487	3,307
Income tax paid		(1,081)	(1,122)
Net cash flow from operating activities		2,406	2,185
Interest received		45	104
Net capital expenditure		(495)	(672)
Other acquisitions and disposals		(1,035)	154
Other investing activities		44	(46)
Net cash flow (used in)/from investing activities		(1,441)	(460)
Dividends paid on ordinary share capital		(2,033)	(1,911)
Interest and preference dividends paid		(191)	(252)
Change in financial liabilities		4,486	3,613
Repurchase of shares		(2,248)	(1,071)
Other movements on treasury stock		(264)	(199)
Other financing activities		(145)	(42)
Net cash flow (used in)/from financing activities		(395)	138
Net increase/(decrease) in cash and cash equivalents		570	1,863
Cash and cash equivalents at the beginning of the period		3,169	3,198
Effect of foreign exchange rate changes		72	(201)
Cash and cash equivalents at the end of the period		€ 3,811	€ 4,860

[1]	Includes a non-cash credit of €277 million from early settlement of contingent consideration relating to Blueair.